JPMorgan US Value Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 1000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
RUSSELL 1000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	7.63%	10.71%	10.65%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.35%	10.00%	9.68%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.42%	8.43%	8.51%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	12.05%	11.36%	10.81%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	13.89%	12.20%	11.53%